ALPHA ARCHITECT GLOBAL FACTOR EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.4%	Shares	Value
Alpha Architect International Quantitative Momentum ETF (a)(b)	172,397	$5,854,602
Alpha Architect International Quantitative Value ETF (a)(b)	184,154	5,134,214
Alpha Architect US Quantitative Momentum ETF (b)(c)	67,792	4,405,124
Alpha Architect US Quantitative Value ETF (b)(c)	86,637	3,812,894
TOTAL EXCHANGE TRADED FUNDS (Cost $16,276,661)		19,206,834

SHORT-TERM INVESTMENTS - 5.0%
Investments Purchased with Proceeds from Securities Lending - 4.4%
First American Government Obligations Fund - Class X, 4.25% (d)	856,150	856,150

Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 4.25% (d)	113,975	113,975
TOTAL SHORT-TERM INVESTMENTS (Cost $970,125)		970,125

TOTAL INVESTMENTS - 104.4% (Cost $17,246,786)		$20,176,959
Liabilities in Excess of Other Assets - (4.4)%		(856,467)
TOTAL NET ASSETS - 100.0%		$19,320,492

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $845,568.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

ALPHA ARCHITECT ETFs

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Alpha Architect Global Factor Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Exchange Traded Funds	$19,206,834	$—	$—	$19,206,834
Investments Purchased with Proceeds from Securities Lending	856,150	—	—	856,150
Money Market Funds	113,975	—	—	113,975
Total Investments	$20,176,959	$—	$—	$20,176,959

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Transactions With Affiliates

The Alpha Architect Value Momentum Trend ETF (the “Fund”) transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended June 30, 2025:

	Alpha Architect International Quantitative Momentum ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect US Quantitative Momentum ETF	Alpha Architect US Quantitative Value ETF	Total
Value, Beginning of Period	$4,239,334	$3,186,677	$7,761,341	$6,510,556	$21,697,908
Purchases	2,413,853	2,745,671	1,060,189	868,071	7,087,784
Proceeds from Sales	(1,761,311)	(1,148,351)	(4,365,321)	(3,118,809)	(10,393,792)
Net Realized Gains (Losses)	141,760	(72,748)	823,873	224,905	1,117,790
Change in Unrealized Appreciation (Depreciation)	820,966	422,965	(874,958)	(671,829)	(302,856)
Value, End of Period	$5,854,602	$5,134,214	$4,405,124	$3,812,894	$19,206,834
Dividend Income	$193,873	$113,410	$101,065	$57,996	$466,344

ALPHA ARCHITECT ETFs

	Alpha Architect International Quantitative Momentum ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect US Quantitative Momentum ETF	Alpha Architect US Quantitative Value ETF
Shares, Beginning of Period	147,148	123,574	120,912	141,116
Number of Shares Purchased	85,746	105,902	16,688	19,589
Number of Shares Sold	(60,497)	(45,322)	(69,808)	(74,068)
Shares, End of Period	172,397	184,154	67,792	86,637
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